Fee income from financial services, net - Disclosure of fee and commission income expense explanatory (Parenthetical) (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fee Income From Financial Services [Abstract]
Net income	S/ 6,228,000	S/ 467,000	S/ 9,158,000